UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22459

Global Equity Long/Short Master Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip code)

Mark Vannoy
Morgan Creek Capital Management, LLC
301 West Barbee Chapel Road
Chapel Hill, North Carolina 27517

(Name and address of agent for service)

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013-June 30, 2014

Item 1. Proxy Voting Record.

Golar Lng Limited		Ticker:	GLNG	CUSIP:	G9456A10	Meeting Date:	9/20/2013
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-e. Re-elect 5 Directors
2. Amend Bye-laws
3. Re-appoint PricewaterhouseCoopers of London as auditors and authorize Directors to determine their remuneration
4. Approve the remuneration of the Board of Directors in an amount not to exceed $600,000 for year ended 12/31/13.

Liberty Global Plc.		Ticker:	LBTYA	CUSIP:	G5480U104	Meeting Date:	1/30/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Ordinary resolution to approve the Liberty Global 2014 Incentive Plan 2. Ordinary resolution to approve the Liberty Global 2014 Nonemployee Director Incentive Plan

Teng Yue Partners Offshore Fund, LP		Ticker:	n/a	CUSIP:	n/a	Meeting Date:	1/31/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
Proposal to make the following changes to the Fund terms: remove the one year lock and add a 20% investor level gate

Transdigm Group Incorporated		Ticker:	TDG	CUSIP:	893641100	Meeting Date:	3/4/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-c. Re-elect 3 directors for a 3-year term
2. Approve, in an advisory vote, compensation paid to the Company's named executive officers
3. Ratify the selection of Ernst & Young LLP as the Company's independent accountants for FYE 9/30/2014
4. Amend the Company's amended and restated Certificate of Incorporation to eliminate classification of the Board of Directors of the Company

American International Group Inc.		Ticker:	AIG	CUSIP:	026874784	Meeting Date:	5/12/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-n. Elect Directors
2. Non-binding advisory vote to approve executive compensation
3. Proposal to amend and restate AIG's restated certificate of incorporation to continue to restrict certain transfers of AIG common stock in order to protect AIG's tax attributes
4. Proposal to ratify the amendment to extend the expiration of the AIG, Inc tax asset protection plan
5. Ratify the selection of PricewaterhouseCoopers LLP as AIG's independent registered public accounting firm for 2014.

Carter's Inc.		Ticker:	CRI	CUSIP:	146229109	Meeting Date:	5/14/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-d. Elect Directors 2. Advisory approval of executive compensation 3. Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent accounting firm for FY 2014.

Colfax Corp		Ticker:	CFX	CUSIP:	194014106	Meeting Date:	5/14/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-i. Elect Directors 2. Ratification of the appointment of Ernst & Young as independent registered public accountants for FYE 12/31/2014.

Depomed, Inc.		Ticker:	DEPO	CUSIP:	249908104	Meeting Date:	5/20/2014
Proposed By:	Issuer	Vote Cast:	Abstain	Recommendation:	For
Proposals:
1 a-h. Elect Directors
2. Approve the adoption of the Company's 2014 omnibus incentive plan
3. Approve, on an advisory basis, the compensation of the Company's named executive officers as disclosed in the proxy statement
4. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Company for FYE 12/31/2014.

Valeant Pharmaceuticals International		Ticker:	VRX	CUSIP:	91911K102	Meeting Date:	5/20/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-j. Elect Directors
2. Advisory approval of the compensation of named executive officers
3. Appoint PricewaterhouseCoopers LLP as the Auditors for the Company to hold office until the close of the 2015 annual meeting and to authorize the Company's Board of Directors to fix the Auditors remunerations
4. Approve the 2014 omnibus incentive plan and ratify and approve the grants of 320,033 share units and 180,000 options which were made subject to the shareholder approval of the 2014 plan

Comcast Corporation		Ticker:	CMCSA	CUSIP:	20030N101	Meeting Date:	5/21/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Items 4-5)	Vote Cast:	Abstain	Recommendation:	For (Items 1-3); Against (Items 4-5)
Proposals:
1 a-l. Elect Directors
2. Ratification of the appointment of Deloitte & Touche as independent auditors
3. Approval, on an advisory basis, of executive compensation
4. Shareholder proposal to prepare an annual report on lobbying activities
5. Shareholder proposal to prohibit accelerated vesting upon a change in control

Amazon.Com, Inc.		Ticker:	AMZN	CUSIP:	023135106	Meeting Date:	5/21/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Item 4)	Vote Cast:	Abstain	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-i. Elect Directors;
2. Ratification of the appointment of Ernst & Young LLP as independent auditors
3. Advisory vote to approve executive compensation
4. Shareholder proposal regarding a report concerning corporate political contributions.

Facebook Inc.		Ticker:	FB	CUSIP:	30303M102	Meeting Date:	5/22/2014
Proposed By:	Issuer (Items 1-2); Shareholder (Items 3-7)	Vote Cast:	Abstain	Recommendation:	For (Items 1-2); Against (Items 3-7)
Proposals:
1 a-h. Elect Directors
2. Ratify the appointment of Ernst & Young LLP as independent registered accounting firm for FYE 12/31/2014
3. Shareholder proposal regarding a change in shareholder voting
4. Shareholder proposal regarding lobbying expenditures
5. Shareholder proposal regarding political contributions
6. Shareholder proposal regarding childhood obesity and food marketing to youth
7. Shareholder proposal regarding an annual sustainability report

Fleetcor Technologies Inc.		Ticker:	FLT	CUSIP:	339041105	Meeting Date:	5/29/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-c. Elect Directors
2. Ratify the selection of Ernst & Young as independent auditors for 2014
3. Approve the Fleetcor Technologies, Inc Section 162(M) performance-based program
4. Approve, on an advisory basis, compensation of Fleetcor's named executive officers

MasterCard Incorporated		Ticker:	MA	CUSIP:	57636Q104	Meeting Date:	6/3/2014
Proposed By:	Issuer	Vote Cast:	Not Voted	Recommendation:	For
Proposals:
1 a-m. Elect Directors
2. Advisory approval of the company's executive compensation
3. Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2014.

The Priceline Group Inc.		Ticker:	PCLN	CUSIP:	741503403	Meeting Date:	6/5/2014
Proposed By:	Issuer (Items 1-3); Shareholder (Item 4)	Vote Cast:	For (Items 1-3); Against (Item 4)	Recommendation:	For (Items 1-3); Against (Item 4)
Proposals:
1 a-j. Elect Directors
2. Ratify the selection of Deloitte & Touche as independent registered accountants for FYE 12/31/2014
3. Advisory approval of compensation paid to named executive officers
4. Vote on a non-binding shareholder proposal concerning stockholder action by written consent.

Endo International Plc		Ticker:	ENDP	CUSIP:	G30401106	Meeting Date:	6/10/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-i. Elect Directors
2. Approve the appointment of Deloitte & Touche as the Company's independent auditors for YE 12/31/2014 and authorize the Audit Committee of the Board of Directors to determine the auditors compensation
3. Advisory vote on named executive compensation
4. Approve the Amended and Restated Employee Stock Purchase Plan

Liberty Global Plc.		Ticker:	LBTYA	CUSIP:	G5480U104	Meeting Date:	6/26/2014
Proposed By:	Issuer	Vote Cast:	For; Item 7: 3 years	Recommendation:	For
Proposals:
1-4. Elect 4 Directors for terms expiring in 2017
5. Approve the Directors compensation policy
6. Advisory vote on compensation of named executive officers
7. Option of every 1, 2 or 3 years advisory vote on executive compensation
8. Advisory vote to approve the annual report on the implementation of the Directors compensation policy
9. Ratify the appointment of KPMG LLP as independent auditor for YE 12/31/2014
10. Appoint KPMG LLP as the UK statutory auditor under the UK Companies Act 2006
11. Authorize the Audit Committee of the Board of Directors to determine the UK statutory auditors compensation.

Horizon Pharma Inc		Ticker:	HZNP	CUSIP:	44047T109	Meeting Date:	6/27/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1 a-b. Elect Directors
2. Approve an amendment to the 2011 equity incentive plan
3. Approval, pursuant to NASDAQ listing rule 5635, of the issuance of shares of common stock in excess of 13,164,952 shares upon conversion of the 5% convertible senior notes due 2018
4. Ratify the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for FYE 12/31/2014
5. Advisory approval of named executive officer compensation

Indus Japan Fund, Ltd.		Ticker:	n/a	CUSIP:	n/a	Meeting Date:	6/30/2014
Proposed By:	Issuer	Vote Cast:	For	Recommendation:	For
Proposals:
1. Seeking consent to separate common shares into two classes effective July 1 - Class A for Unrestricted investors and Class B for Restricted.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Equity Long/Short Master Fund

By (Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko, Chairman, President and Trustee

Date	August 13, 2014

*Print the name and title of each signing officer under his or her signature.